Intangible Assets, Net	6 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of March 31, 2025
	(Unaudited)
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$60,598,690	(11,159,595)
Total	$60,598,690	(11,159,595)

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Intangible assets
Licensed digital assets	$44,733,835	$(5,937,573)
Total	$44,733,835	$(5,937,573)

Aggregate Amortization expenses:
For six months ended 3/31/2025	$(5,417,658)

Estimated Amortization Expenses:
For year ended 3/31/2026	$12,065,192
For year ended 3/31/2027	$12,129,958
For year ended 3/31/2028	$12,006,452
For year ended 3/31/2029	$10,293,699
For year ended 3/31/2030	$2,943,794

The movement of intangible assets is as follows:

	As of March 31, 2025
	Gross Carrying Amount	Accumulated Amortization
	(Unaudited)	(Unaudited)
Balance at beginning of the year	$44,733,835	5,937,573
Additions(a)	17,338,784	5,417,658
Disposal
Foreign exchange translation	(1,473,929)	(195,636)
Balance at end of the year	$60,598,690	11,159,595

	As of September 30, 2024
	Gross Carrying Amount	Accumulated Amortization
	US$	US$
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	37,540,792	5,365,220
Disposal	—	—
Foreign exchange translation	274,471	159,573
Balance at end of the year	$44,733,835	$5,937,573

(a)	Additions are all acquired from third-party suppliers in the current period.

Amortization expense was $5,417,658 and $1,631,370 for the six months ended March 31, 2025 and 2024, respectively. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the six months ended March 31, 2025 and 2024, no such cost incurred.